Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	£ 3,486		£ 5,207	£ 4,794
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(768)		(1,633)	(3,012)
Current tax	50		376	577
Deferred tax	154		52	283
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(564)		(1,205)	(2,152)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0	0
Deferred tax	0		0	(1)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	0		0	(1)
Gains and losses attributable to own credit risk:
(Losses) gains before tax	(78)		(234)	519
Deferred tax	22		66	(155)
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability	(56)		(168)	364
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(52)		(41)	(132)
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(157)		(140)	(76)
Income statement transfers in respect of impairment	(3)		(2)	6
Current tax	1		1	8
Deferred tax	(30)		(27)	11
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	73		71	(31)
Movements in cash flow hedging reserve:
Change in fair value of hedging derivatives	(2,317)		725	(6,520)
Net income statement transfers	2,297		1,517	(1)
Deferred tax	6		(628)	1,804
Other comprehensive income, net of tax, cash flow hedges	(14)		1,614	(4,717)
Movements in foreign currency translation reserve:
Currency translation differences arising in the year	(65)		(33)	91
Transfers to income statement (tax: £nil)	0		0	0
Increase (decrease) through foreign exchange and other movements, financial assets	(65)		(33)	91
Total other comprehensive loss	(626)		279	(6,446)
Total comprehensive income (loss) for the year	2,860	[1]	5,486	(1,652)
Total comprehensive income (loss) attributable to ordinary shareholders	2,475		5,137	(1,918)
Total comprehensive income attributable to other equity holders	363		334	241
Total comprehensive income (loss) attributable to equity holders	2,838		5,471	(1,677)
Total comprehensive income attributable to non-controlling interests	£ 22		£ 15	£ 25

[1]	1Total comprehensive income attributable to owners of the parent was a surplus of £2,838 million (2023: surplus of £5,471 million; 2022: loss of £1,677 million).